UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04060

Cash Accumulation Trust

(Exact name of registrant as specified in charter)

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey	07102
(Address of principal executive offices)	(Zip code)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code:             800-225-1852

Date of fiscal year end:                 9/30/2007

Date of reporting period:                 6/30/2007

Item 1.	Schedule of Investments [INSERT REPORT]

Cash Accumulation Trust/Liquid Assets Fund

Portfolio of Investments

as of June 30, 2007 (Unaudited)

Principal Amount (000)	Description	Value
Certificates of Deposit 4.9%
	American Express Centurion Bank
$ 14,000	5.29%, 12/13/07(a)	$13,999,684
	Bank of America NA
49,000	5.28%, 8/23/07(a)	49,000,000
	Barclays Bank PLC NY
49,000	5.37%, 6/4/08	49,000,000

		111,999,684

Commercial Paper 64.0%
	Alliance & Leicester PLC, 144A
40,000	5.27%, 9/27/07(b)	39,484,711
	Allianz Finance Corp., 144A
10,000	5.26%, 9/20/07(b)	9,881,650
	Amsterdam Funding Corp., 144A
40,000	5.28%, 8/10/07(b)	39,765,333
	Astrazeneca PLC, 144A
32,000	5.27%, 8/10/07(b)	31,812,622
27,000	5.28%, 8/20/07(b)	26,802,000
	Barton Capital Corp., 144A
16,183	5.27%, 8/7/07(b)	16,095,347
	Bryant Park Funding, 144A
19,247	5.24%, 7/25/07(b)	19,179,764
28,454	5.24%, 8/13/07(b)	28,276,031
	CAFCO LLC, 144A
10,000	5.29%, 8/17/07(b)	9,930,936
21,000	5.28%, 9/5/07(b)	20,796,913
29,000	5.26%, 9/12/07(b)	28,690,977
	Cargill Global Funding PLC, 144A
21,239	5.27%, 7/31/07(b)	21,145,814
50,000	5.27%, 8/23/07(b)	49,612,069
30,000	5.28%, 8/24/07(b)	29,762,625
	Citigroup Funding, Inc.
15,000	5.24%, 8/14/07(b)	14,904,025
72,100	5.27%, 9/21/07(b)	71,235,340
8,937	5.27%, 9/25/07(b)	8,824,595
	Countrywide Financial Corp.
29,752	5.50%, 7/2/07(b)	29,747,455
	DNB Nor Bank ASA
20,000	5.21%, 11/13/07(b)	19,609,250
	Edison Asset Securitization LLC, 144A
35,403	5.20%, 8/1/07(b)	35,244,473
20,000	5.32%, 8/10/07(b)	19,881,778
9,000	5.30%, 8/23/07(b)	8,929,775
15,000	5.20%, 10/29/07(b)	14,740,000
	Falcon Asset Securitization Corp., 144A
10,000	5.26%, 7/30/07(b)	9,957,628
26,677	5.29%, 8/2/07(b)	26,551,677

Principal Amount (000)	Description	Value
	General Electric Capital Corp.
25,000	5.20%, 7/23/07(b)	24,920,632
48,600	5.20%, 8/13/07(b)	48,298,140
	Goldman Sachs Group
20,000	5.18%, 10/16/07(b)	19,692,375
	Intesa Funding LLC
45,095	5.28%, 9/14/07(b)	44,598,955
	Jupiter Securitization Corp., 144A
22,616	5.31%, 7/25/07(b)	22,535,939
11,221	5.32%, 7/27/07(b)	11,177,886
31,394	5.27%, 7/30/07(b)	31,260,724
25,000	5.27%, 9/5/07(b)	24,758,458
	Kredietbank NA
25,000	5.35%, 7/27/07(b)	24,903,403
	Long Lane Master Trust, 144A
30,362	5.26%, 9/10/07(b)	30,047,028
29,381	5.27%, 9/20/07(b)	29,032,945
	Marshall & Ilsley Corp.
34,855	5.24%, 7/25/07(b)	34,733,356
	Nestle Capital Corp., 144A
49,000	5.18%, 8/10/07(b)	48,718,250
	Nordea North America
3,573	5.25%, 7/26/07(b)	3,559,973
	Old Line Funding Corp., 144A
21,896	5.30%, 7/25/07(b)	21,818,634
26,700	5.24%, 8/13/07(b)	26,533,047
54,000	5.28%, 8/15/07(b)	53,643,819
	Prudential PLC, 144A
7,000	5.20%, 7/23/07(b)	6,977,756
66,000	5.27%, 9/26/07(b)	65,159,434
32,000	5.10%, 2/11/08(b)	30,980,000
	Southern Company, 144A
22,200	5.34%, 7/25/07(b)	22,120,968
	St. George Bank Ltd., 144A
3,367	5.28%, 8/13/07(b)	3,345,765
	Swedbank Mortgage AB
15,000	5.24%, 8/21/07(b)	14,888,650
21,000	5.15%, 9/13/07(b)	20,777,692
50,000	5.19%, 10/11/07(b)	49,264,750
	Total Capital, 144A
2,140	5.50%, 7/2/07(b)	2,139,673
	Tulip Funding Corp., 144A
37,000	5.30%, 7/5/07(b)	36,978,211
5,000	5.34%, 7/30/07(b)	4,978,492
26,000	5.34%, 7/31/07(b)	25,884,267
	UBS Finance Delaware LLC
25,000	5.12%, 12/10/07(b)	24,424,563
	Westpac Banking Corp., 144A
10,000	5.18%, 10/16/07(b)	9,846,039

		1,448,862,612

Loan Participations 0.4%
	McGraw-Hill Companies (The)
10,000	5.37%, 9/25/07(c)
		10,000,000

Principal Amount (000)	Description	Value
Other Corporate Obligations 31.5%
	American Express Centurion, MTN
21,105	5.31%, 11/15/07(a)	21,105,760
	American Express Credit Corp., MTN
10,000	5.42%, 3/5/08(a)	10,001,079
	BMW US Capital LLC, 144A
10,000	5.30%, 7/3/08(a)	10,000,000
	Caja de Ahorro y Monte de Piedad de Madrid, S.A.
22,000	5.36%, 5/12/08(a)	22,000,000
	Caterpillar Financial Service Corp., MTN
10,000	5.29%, 6/8/08(a)	10,000,000
	Citigroup, Inc.
8,200	3.50%, 2/1/08	8,113,024
	DNB Nor Bank ASA, 144A
50,000	5.32%, 7/25/08(a)	50,000,000
	Fortis Bank NY, 144A
44,000	5.3405%, 7/18/08(a)	43,990,879
	General Electric Capital Corp.
6,000	5.445%, 7/9/07(a)	6,000,000
	General Electric Capital Corp., MTN
13,961	5.41%, 5/19/08(a)	13,971,869
6,000	5.445%, 10/17/07(a)	6,000,000
	HBOS Treasury Services PLC, MTN, 144A
75,000	5.29%, 7/7/08(a)	75,000,001
	HSBC Finance Corp., MTN
26,621	4.125%, 3/11/08	26,417,524
38,400	5.33%, 7/3/08(a)	38,400,184
	Irish Life & Permanent PLC, MTN, 144A
12,000	5.36%, 7/21/08(a)	11,999,974
	JPMorgan Chase & Co., MTN
35,000	5.29%, 7/2/08(a)	35,000,000
45,000	5.30%, 7/11/08(a)	45,000,000
	Kommunalkredit Austria AG, 144A
12,000	5.34%, 7/22/08(a)	12,000,000
	Merrill Lynch & Co. Inc., MTN
20,000	5.30%, 7/17/08(a)	20,000,000
10,000	5.57%, 7/11/07(a)	10,000,000
45,000	5.30%, 7/23/08(a)	45,000,000
	Metropolitan Life Insurance Co.
7,000	5.4163%, 2/1/08(a)(c)(d) (cost $7,000,000; date purchased 2/1/07)	7,000,000
31,000	5.38%, 4/1/08(a)(c)(d) (cost $31,000,000; date purchased 4/2/07)	31,000,000
	Morgan Stanley Dean Witter & Co., MTN
23,000	5.36%, 7/3/08(a)	23,001,463
18,000	5.41%, 7/28/08(a)	18,005,172
	Nordea Bank AB, 144A
16,500	5.33%, 7/11/08(a)	16,500,736
	Paccar Financial Corp., MTN
20,000	5.32%, 7/11/08(a)	20,000,482
	Royal Bank of Canada, MTN
4,000	5.37%, 7/7/08(a)	4,000,000
	Skandinaviska Enskilda Banken AB, 144A
42,800	5.32%, 7/16/08(a)	42,800,179
	Wells Fargo & Co.
29,920	4.125%, 3/10/08	29,682,271

		711,990,597

	Total Investments 100.8% (cost $2,282,852,893)(e)	2,282,852,893

	Liabilities in excess of other assets (0.8%)	(19,135,772)

	Net Assets 100.0%	$2,263,717,121

The following annotations have been used in the Portfolio:

MTN–– Medium Term Note.

144A–– Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(a)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security that has been deemed illiquid.
(d)	Private placement, restricted as to resale and does not have a readily available market. The aggregate cost of such Securities is $38,000,000. The aggregate value of $38,000,000 is 1.7% of net assets.
(e)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Cash Accumulation Trust / National Money Market Fund

Portfolio of Investments

as of June 30, 2007 (Unaudited)

Principal Amount (000)	Description	Value
Commercial Paper 55.6%
	Astrazeneca PLC, 144A
$ 1,000	5.27%, 8/10/07(a)	$994,144
	Barton Capital Corp., 144A
1,022	5.40%, 7/20/07(a)	1,019,087
	Bryant Park Funding LLC, 144A
2,200	5.27%, 7/26/07(a)	2,191,949
	CAFCO LLC, 144A
2,500	5.25%, 9/12/07(a)	2,473,360
	Cargill Global Funding PLC, 144A
2,300	5.26%, 7/31/07(a)	2,289,909
	Deere (John) Capital Corp., 144A
2,254	5.30%, 8/8/07(a)	2,241,390
	Edison Asset Securitization LLC, 144A
1,000	5.32%, 8/10/07(a)	994,089
1,000	5.30%, 8/23/07(a)	992,197
	Irish Life & Permanent PLC, 144A
3,000	5.19%, 8/15/07(a)	2,980,538
	Long Lane Master Trust, 144A
2,500	5.26%, 9/20/07(a)	2,470,384
	Novartis Finance Corp., 144A
1,797	5.55%, 7/2/07(a)	1,796,723
	Old Line Funding Corp., 144A
2,200	5.30%, 7/25/07(a)	2,192,227
	SwedBank Mortgage AB
1,000	5.15%, 9/13/07(a)	989,414
	Total Capital, 144A
869	5.50%, 7/2/07(a)	868,867

		24,494,278

Loan Participation 4.5%
	McGraw-Hill Cos. (The)
2,000	5.35%, 9/5/07(c)	2,000,000

Other Corporate Obligations 40.6%
	American Express Credit Corp., M.T.N.
3,500	5.42%, 3/5/08(b)	3,500,513
	General Electric Capital Corp.
3,000	5.445%, 7/9/07(b)	3,000,026
	HSBC Finance Corp., M.T.N.
1,600	5.33%, 7/3/08(b)	1,600,000
	Merrill Lynch & Co., Inc., M.T.N.
3,000	5.57%, 7/11/07(b)	3,000,000
	Morgan Stanley, M.T.N.
1,750	5.36%, 7/3/08(b)	1,750,000
	Nordea Bank AB, 144A
1,500	5.33%, 7/11/08(b)	1,500,000
	Paccar Financial Corp., M.T.N.
1,500	5.32%, 7/11/08(b)	1,500,000

Principal Amount (000)	Description	Value
	Skandinaviska Enskilda Banken AB, 144A
2,000	5.32%, 7/16/08(b)	2,000,000

		17,850,539

	Total Investments 100.7% (amortized cost $44,344,817)(d)	44,344,817

	Liabilities in excess of other assets (0.7%)	(325,309)

	Net Assets 100.0%	$44,019,508

The following annotations have been used in the Portfolio:

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

M.T.N. — Medium Term Note

(a)	Rate quoted represents yield-to-maturity as of purchase date.
(b)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted or the date on which the security can be redeemed at par.
(c)	Indicates a security that has been deemed illiquid.
(d)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Notes to Portfolios of Investments (Unaudited)

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

The Fund may hold illiquid securities, including those which maybe restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cash Accumulation Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 23, 2007

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 23, 2007

*	Print the name and title of each signing officer under his or her signature.